Segmented Information - Disclosure of accounts payable and accrued liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [Abstract]
Due to related parties	$ 36,695	$ 454,894
Trade payables	2,894,039	2,821,845
Accrued liabilities	961,026	442,977
Accounts payable and accrued liabilities	$ 3,891,760	$ 3,719,716